Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Income Portfolio

March 31, 2020

VIPFINC-QTLY-0520
1.830282.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 3.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	11,284	$363,563
VIP Equity-Income Portfolio Initial Class (a)	21,657	383,324
VIP Growth & Income Portfolio Initial Class (a)	27,123	437,221
VIP Growth Portfolio Initial Class (a)	5,921	371,751
VIP Mid Cap Portfolio Initial Class (a)	4,589	105,960
VIP Value Portfolio Initial Class (a)	28,050	281,343
VIP Value Strategies Portfolio Initial Class (a)	16,673	137,215
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,905,983)		2,080,377

International Equity Funds - 12.5%
VIP Emerging Markets Portfolio Initial Class (a)	383,415	3,469,909
VIP Overseas Portfolio Initial Class (a)	202,898	3,745,490
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,435,898)		7,215,399

Bond Funds - 57.4%
Fidelity Inflation-Protected Bond Index Fund (a)	672,826	6,903,198
Fidelity Long-Term Treasury Bond Index Fund (a)	77,955	1,336,157
VIP High Income Portfolio Initial Class (a)	257,023	1,195,156
VIP Investment Grade Bond Portfolio Initial Class (a)	1,810,106	23,802,892
TOTAL BOND FUNDS
(Cost $32,080,875)		33,237,403

Short-Term Funds - 26.5%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $15,364,238)	15,364,238	15,364,238
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $56,786,994)		57,897,417
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,933)
NET ASSETS - 100%		$57,891,484

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,968,463	$1,087,601	$1,278,851	$6,629	$1,877	$124,108	$6,903,198
Fidelity Long-Term Treasury Bond Index Fund	1,464,713	245,391	672,856	8,868	85,594	213,315	1,336,157
VIP Contrafund Portfolio Initial Class	646,934	203,162	421,744	4,193	59,279	(124,068)	363,563
VIP Emerging Markets Portfolio Initial Class	3,527,180	1,635,650	498,813	331,946	(72,128)	(1,121,980)	3,469,909
VIP Equity-Income Portfolio Initial Class	683,365	273,435	413,433	33,917	(35,551)	(124,492)	383,324
VIP Government Money Market Portfolio Initial Class 0.26%	13,672,664	4,263,795	2,572,221	42,425	--	--	15,364,238
VIP Growth & Income Portfolio Initial Class	779,128	316,798	453,700	43,353	43,513	(248,518)	437,221
VIP Growth Portfolio Initial Class	661,184	264,959	429,075	62,794	136,892	(262,209)	371,751
VIP High Income Portfolio Initial Class	1,164,339	372,299	154,515	9,265	(14,745)	(172,222)	1,195,156
VIP Investment Grade Bond Portfolio Initial Class	23,759,506	4,082,363	3,973,532	111,897	(47,543)	(17,902)	23,802,892
VIP Mid Cap Portfolio Initial Class	189,779	51,058	86,274	336	(8,889)	(39,714)	105,960
VIP Overseas Portfolio Initial Class	3,774,439	1,460,002	625,555	18,049	(76,771)	(786,625)	3,745,490
VIP Value Portfolio Initial Class	502,068	200,294	250,586	21,707	(18,827)	(151,606)	281,343
VIP Value Strategies Portfolio Initial Class	246,043	87,233	106,203	13,941	(14,354)	(75,504)	137,215
	$58,039,805	$14,544,040	$11,937,358	$709,320	$38,347	$(2,787,417)	$57,897,417

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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